CONSOLIDATED STATEMENT OF FINANCIAL POSITION - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Property, plant and equipment	$ 1,361,529,149	$ 1,386,784,981
Right of use assets	3,241,201	4,178,512
Intangible assets	8,710,863	3,811,125
Investments	91,295	91,295
Goodwill	910,609	910,609
Inventories	81,983,557	88,093,611
Other receivables	1,300,595	8,227,035
Other assets	402,504	894,837
Total non-current assets	1,458,169,773	1,492,992,005
Current assets
Inventories	294,183,434	265,417,656
Other receivables	37,355,530	18,195,049
Trade accounts receivable	76,818,812	64,786,808
Investments	21,654,777	760,964
Cash and banks	9,760,886	10,490,878
Total current assets	439,773,439	359,651,355
Total assets	1,897,943,212	1,852,643,360
SHAREHOLDERS’ EQUITY AND LIABILITIES
Capital stock and other capital related accounts	347,823,863	347,823,863
Reserves	695,810,175	493,475,644
Retained earnings	23,584,613	202,334,531
Equity attributable to owners of the parent company	1,067,218,651	1,043,634,038
Non-controlling interest	(1,056,293)	(292,216)
Total shareholders’ equity	1,066,162,358	1,043,341,822
Non-current liabilities
Borrowings	163,635,149	92,375,076
Lease liabilities	1,328,458	2,365,623
Provisions	14,065,815	14,787,443
Salaries and social security contributions	1,958,478	1,984,691
Tax liabilities	4,444,867	0
Other liabilities	1,068,855	1,328,903
Deferred tax liabilities	339,177,261	344,144,466
Total non-current liabilities	525,678,883	456,986,202
Current liabilities
Borrowings	134,272,932	132,443,340
Lease liabilities	2,205,229	1,826,366
Accounts payable	118,175,529	123,117,540
Advances from customers	14,424,503	8,433,595
Salaries and social security contributions	24,360,359	23,560,323
Tax liabilities	11,360,635	61,623,596
Other liabilities	1,302,784	1,310,576
Total current liabilities	306,101,971	352,315,336
Total liabilities	831,780,854	809,301,538
Total shareholders’ equity and liabilities	$ 1,897,943,212	$ 1,852,643,360